Ordinary Shares - Additional Information (Details)	Dec. 31, 2021
Common Class A
Class Of Stock [Line Items]
Voting rights, percentage	39.60%
Common Class B
Class Of Stock [Line Items]
Voting rights, percentage	60.40%